WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	COMMUNICATIONS — 3.7%
60,700	GoDaddy, Inc. - Class A*	$4,717,604
	CONSUMER DISCRETIONARY — 17.3%
91,800	AZEK Co., Inc.*	2,160,972
63,000	Beacon Roofing Supply, Inc.*	3,707,550
32,500	CarMax, Inc.*	2,089,100
24,200	Dorman Products, Inc.*	2,087,492
262,500	Leslie's, Inc.*	2,890,125
56,600	Masco Corp.	2,814,152
38,900	Wyndham Hotels & Resorts, Inc.	2,639,365
85,900	YETI Holdings, Inc.*	3,436,000
		21,824,756
	CONSUMER STAPLES — 10.2%
111,500	Grocery Outlet Holding Corp.*	3,150,990
23,300	Inter Parfums, Inc.	3,314,192
14,000	Lancaster Colony Corp.	2,840,320
61,000	Ollie's Bargain Outlet Holdings, Inc.*	3,534,340
		12,839,842
	FINANCIALS — 8.7%
77,800	Brown & Brown, Inc.	4,467,276
14,700	Enstar Group Ltd.*	3,407,313
60,500	Focus Financial Partners, Inc. - Class A*	3,138,135
		11,012,724
	HEALTH CARE — 5.9%
34,700	Addus HomeCare Corp.*	3,704,572
22,700	ICU Medical, Inc.*	3,744,592
		7,449,164
	INDUSTRIALS — 27.2%
87,100	API Group Corp.*	1,958,008
19,600	EMCOR Group, Inc.	3,186,764
47,500	Graco, Inc.	3,467,975
113,900	Hayward Holdings, Inc.*	1,334,908
23,300	Landstar System, Inc.	4,176,758
19,200	Lincoln Electric Holdings, Inc.	3,246,720
477,400	R1 RCM, Inc.*	7,161,000
20,200	SiteOne Landscape Supply, Inc.*	2,764,774
19,000	UniFirst Corp.	3,348,370
11,900	Watsco, Inc.	3,786,104
		34,431,381

WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 5.3%
20,700	Ashland, Inc.	$2,126,097
240,100	Element Solutions, Inc.	4,636,331
		6,762,428
	REAL ESTATE — 3.6%
169,700	Cushman & Wakefield PLC*	1,788,638
18,600	Jones Lang LaSalle, Inc.*	2,706,114
		4,494,752
	TECHNOLOGY — 16.5%
31,200	Booz Allen Hamilton Holding Corp.	2,891,928
386,600	E2open Parent Holdings, Inc.*	2,250,012
45,600	Entegris, Inc.	3,739,656
35,900	MKS Instruments, Inc.	3,181,458
25,900	PTC, Inc.*	3,321,157
206,100	Thoughtworks Holding, Inc.*	1,516,896
234,900	Verra Mobility Corp.*	3,974,508
		20,875,615
	TOTAL COMMON STOCKS
	(Cost $112,767,877)	124,408,266

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 1.6%
1,985,463	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.59%[1]	1,985,463
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,985,463)	1,985,463
	TOTAL INVESTMENTS — 100.0%
	(Cost $114,753,340)	126,393,729
	Liabilities in Excess of Other Assets — (0.0)%	(20,616)
	Net Assets — 100.0%	$126,373,113

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.